RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS - STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	$ (1,501)	$ (643,502)	$ 1,313,460
Cash Flows from Investing Activities:
Net Cash Used in Investing Activities	(190,828)	(1,215)	(19,659)
Cash Flows from Financing Activities:
Net Cash Provided by Financing Activities	70,406	4,103,479
Net (decrease) increase in cash and cash equivalents	(139,880)	3,574,817	1,455,394
Cash and cash equivalents - beginning of the year	6,692,557	3,117,740	1,662,346
Cash and cash equivalents - end of the year	6,552,677	6,692,557	3,117,740
Net offering costs	26,399	2,103,816	$ 0
MDJM
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	(76,211)	(42,574)
Cash Flows from Investing Activities:
Net Cash Used in Investing Activities	(624,440)	1,565,174
Cash Flows from Financing Activities:
Net Cash Provided by Financing Activities	70,406	4,103,479
Net (decrease) increase in cash and cash equivalents	(630,245)	5,626,079
Cash and cash equivalents - beginning of the year	5,626,079
Cash and cash equivalents - end of the year	$ 4,995,834	$ 5,626,079